Accounting Policies - Reconciliation to lease liabilty under IFRS 16 (Details) € in Millions	Jan. 01, 2019 EUR (€)
Lease liabilities [abstract]
Future rental commitments for operating lease contract disclosed as at 31 December 2018 under IAS 17	€ 1,378
(Less) discounting effect using ING's incremental borrowing rate at 1-1-2019	(108)
(Less) recognition exemption for short-term leases	(16)
(Less) recognition exemption for low value assets	(3)
(Less) non-lease components of a contract	(78)
Add extension and termination options reasonably certain to be exercised	143
(Less) variable lease payments based on an index or a rate	(15)
Lease liability recognised under IFRS 16	€ 1,301